                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ------------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Management, LLC*
Address:   111 Huntington Avenue
           Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Domenic J. Ferrante
Title:     Managing Director
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                  11/16/2009
-------------------------   ------------------------   -------------------------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            89

Form 13F Information Table Value Total:     7,796,709
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------
1     28-13491               Brookside Capital Trading Fund, L.P.
2     28-13492               Brookside Capital Investors II, L.P.

                      Brookside Capital Trading Fund, L.P.
                    Form 13F Information Table as of 09/30/09

                                                                          Market
                                                                          Value                                Voting Authority
                           Title of                                       Long             Invesment   Other   ----------------
NAME OF ISSUER              Class      Cusip             1,000      1,000 x1000   SHARES   Discretion Managers Sole Shared None
------------------------- ----------- --------- -------------- ---------- ----- ---------- ---------- -------- ---- ------ ----
ACE LTD.                  SHS         H0023R105 280,665,000.00 280,665.00        5,250,000     SOLE              X
ACTIVISION BLIZZARD INC   COM         00507V109  30,125,950.47  30,125.95        2,431,473     SOLE              X
AEROPOSTALE               COM         007865108  71,763,970.95  71,763.97        1,650,885     SOLE              X
AETNA INC NEW             COM         00817Y108  29,003,090.16  29,003.09        1,042,152     SOLE              X
ALLOT COMMUNICATIONS LTD  COM         M0854Q105  13,158,289.92  13,158.29        3,426,638     SOLE              X
AMAG PHARMACEUTICALS INC  COM         00163U106  19,945,554.72  19,945.55          456,629     SOLE              X
AMDOCS LTD                ORD         G02602103  89,220,096.00  89,220.10        3,319,200     SOLE              X
AMERICAN TOWER CORP       CL A        029912201  34,470,800.00  34,470.80          947,000     SOLE              X
AMERIPRISE FINL INC       COM         03076C106 290,640,000.00 290,640.00        8,000,000     SOLE              X
APOLLO GROUP INC          CLA         037604105  63,267,796.00  63,267.80          858,800     SOLE              X
APPLE INC                 COM         037833100 375,519,100.00 375,519.10        2,026,000     SOLE              X
APPLIED MICRO CIRCUITS
 CORP                     COM NEW     03822W406     517,272.21     517.27           51,779     SOLE              X
BAIDU INC                 SPON ADR
                          REP A       056752108  28,116,495.00  28,116.50           71,900     SOLE              X
BANK OF NEW YORK MELLON
 CORP                     COM         064058100  86,970,000.00  86,970.00        3,000,000     SOLE              X
BIGBAND NETWORKS INC      COM         089750509  20,365,647.15  20,365.65        5,078,715     SOLE              X
BORGWARNER INC.           COM         099724106  10,323,168.74  10,323.17          341,149     SOLE              X
COMPANHIA BRASILEIRA DE   SPON ADR
 DIST                     PFD CL A    20440T201  24,372,270.00  24,372.27          432,900     SOLE              X
BROCADE COMMUNICATIONS
 SYS I                    COM NEW     111621306 280,388,758.20 280,388.76       35,672,870     SOLE              X
BURLINGTON NORTHERN SANTA
 FE C                     COM         12189T104  61,389,270.00  61,389.27          769,000     SOLE              X
CA INC                    COM         12673P105  97,069,423.47  97,069.42        4,414,253     SOLE              X
CADENCE DESIGN SYSTEMS
 INC                      COM         127387108 187,729,080.46 187,729.08       25,576,169     SOLE              X
CELANESE CORP DEL         COM SER A   150870103  81,730,575.00  81,730.58        3,269,223     SOLE              X
CHECK POINT SOFTWARE TECH
 LT                       COM         M22465104 134,021,648.25 134,021.65        4,727,395     SOLE              X
CIENA CORP                COM NEW     171779309 144,577,356.44 144,577.36        8,880,673     SOLE              X
COMMSCOPE INC             COM         203372107 142,982,284.39 142,982.28        4,777,223     SOLE              X
CSX CORP                  COM         126408103  60,530,187.90  60,530.19        1,446,015     SOLE              X
CVS CAREMARK CORPORATION  COM         126650100 247,962,190.04 247,962.19        6,937,946     SOLE              X
DARDEN RESTAURANTS INC    COM         237194105  35,974,726.50  35,974.73        1,054,050     SOLE              X
DIRECTV GROUP INC         COM         25459L106 250,567,058.00 250,567.06        9,085,100     SOLE              X
DOMINOS PIZZA INC         COM         25754A201  13,122,308.16  13,122.31        1,484,424     SOLE              X
DUOYUAN GLOBAL WTR INC    SPONSORED
                          ADR         266043108   8,250,000.00   8,250.00          250,000     SOLE              X
EBAY INC                  COM         278642103 106,613,000.00 106,613.00        4,517,500     SOLE              X
ELOYALTY CORP             COM NEW     290151307   3,893,108.31   3,893.11          486,031     SOLE              X
E M C CORP MASS           COM         268648102 187,474,506.00 187,474.51       11,002,025     SOLE              X
EXPEDIA INC DEL           COM         30212P105  43,545,890.00  43,545.89        1,818,200     SOLE              X
EXPRESS SCRIPTS INC       COM         302182100  28,262,316.42  28,262.32          364,299     SOLE              X
FOCUS MEDIA HLDG LTD      SPONSORED
                          ADR         34415V109  20,839,622.88  20,839.62        1,787,647     SOLE              X
GILEAD SCIENCES INC       COM         375558103 205,034,635.50 205,034.64        4,409,347     SOLE              X
HOME INNS & HOTELS MGMT
 INC                      SPON ADR    43713W107  28,963,574.40  28,963.57          970,304     SOLE              X
HUNTSMAN CORP             COM         447011107  16,720,102.27  16,720.10        1,835,357     SOLE              X
INGERSOLL-RAND PLC        SHS         G47791101 198,890,564.19 198,890.56        6,484,857     SOLE              X
INTUIT                    COM         461202103 125,495,332.50 125,495.33        4,403,345     SOLE              X
INVERNESS MED INNOVATIONS
 IN                       COM         46126P106 117,938,233.47 117,938.23        3,045,139     SOLE              X
HUNT J B TRANS SVCS INC   COM         445658107  26,738,586.00  26,738.59          832,200     SOLE              X
KROGER CO                 COM         501044101  48,854,880.00  48,854.88        2,367,000     SOLE              X

JAZZ PHARMACEUTICALS INC  COM         472147107      67,111.36      67.11            8,368     SOLE              X
LIBERTY MEDIA CORP NEW    ENT COM
                          SER A       53071M500 115,103,889.00 115,103.89        3,699,900     SOLE              X
LINCOLN EDL SVCS CORP     COM         534187109   3,802,758.88   3,802.76          146,768     SOLE              X
MAP PHARMACEUTICALS INC   COM         56509R108  31,375,041.96  31,375.04        2,999,526     SOLE              X
MARTIN MARIETTA MATLS INC COM         573284106  55,011,825.00  55,011.83          597,500     SOLE              X
MASTERCARD INC            CL A        57636Q104 121,290,000.00 121,290.00          600,000     SOLE              X
MEAD JOHNSON NUTRITION CO COM CL A    582839106  55,710,083.13  55,710.08        1,234,983     SOLE              X
MELCO CROWN ENTMT LTD     ADR         585464100  57,229,108.08  57,229.11        8,222,573     SOLE              X
MENTOR GRAPHICS CORP      COM         587200106  46,280,494.12  46,280.49        4,971,052     SOLE              X
METROPCS COMMUNICATIONS
 INC                      COM         591708102   2,381,960.88   2,381.96          254,483     SOLE              X
MINDRAY MEDICAL INTL LTD  SPON ADR    602675100  24,480,000.00  24,480.00          750,000     SOLE              X
MOLSON COORS BREWING CO   CL B        60871R209  39,452,024.48  39,452.02          810,436     SOLE              X
NANOSPHERE INC            COM         63009F105  32,026,944.92  32,026.95        4,473,037     SOLE              X
NETEASE COM INC           SPONSORED
                          ADR         64110W102  53,582,640.00  53,582.64        1,173,000     SOLE              X
NEUROMETRIX INC           COM         641255104     166,810.86     166.81           51,966     SOLE              X
NETEZZA CORP              COM         64111N101  31,220,167.80  31,220.17        2,777,595     SOLE              X
NUANCE COMMUNICATIONS INC COM         67020Y100  11,688,248.00  11,688.25          781,300     SOLE              X
ON SEMICONDUCTOR CORP     COM         682189105 126,814,355.25 126,814.36       15,371,437     SOLE              X
P F CHANGS CHINA BISTRO
 INC                      COM         69333Y108  25,492,786.50  25,492.79          750,450     SOLE              X
PFIZER INC                COM         717081103 262,481,345.00 262,481.35       15,859,900     SOLE              X
PHOENIX TECHNOLOGY LTD    COM         719153108  11,424,500.00  11,424.50        3,130,000     SOLE              X
PRICELINE COM INC         COM NEW     741503403  58,553,197.66  58,553.20          353,113     SOLE              X
QUALCOMM INC              COM         747525103 253,807,791.38 253,807.79        5,642,681     SOLE              X
SOLARWINDS INC            COM         83416B109  90,884,500.64  90,884.50        4,125,488     SOLE              X
SONUS NETWORKS INC        COM         835916107  35,490,826.72  35,490.83       16,740,956     SOLE              X
ST JUDE MED INC           COM         790849103  59,685,300.00  59,685.30        1,530,000     SOLE              X
STARBUCKS CORP            COM         855244109  68,251,141.00  68,251.14        3,305,140     SOLE              X
STARENT NETWORKS CORP     COM         85528P108  51,946,761.38  51,946.76        2,043,539     SOLE              X
STATE STR CORP            COM         857477103 368,200,000.00 368,200.00        7,000,000     SOLE              X
STREAM GLOBAL SVCS INC    UNIT
                          10/17/2011  86323M209   6,787,500.00   6,787.50        1,250,000     SOLE              X
SYNIVERSE HLDGS INC       COM         87163F106  37,421,475.00  37,421.48        2,138,370     SOLE              X
TALECRIS BIOTHERAPEUTICS  COM         874227101  34,200,000.00  34,200.00        1,800,000     SOLE              X
TARGET CORP               COM         87612E106 306,432,773.88 306,432.77        6,564,541     SOLE              X
TECK RESOURCES            CL B        878742204  39,783,510.00  39,783.51        1,443,000     SOLE              X
TEKELEC                   COM         879101103 103,448,176.14 103,448.18        6,296,298     SOLE              X
TESSERA TECHNOLOGIES INC  COM         88164L100 121,658,188.08 121,658.19        4,362,072     SOLE              X
VERIGY LTD                SHS         Y93691106  14,651,925.26  14,651.93        1,260,923     SOLE              X
VERISIGN INC              COM         92343E102  81,373,065.28  81,373.07        3,434,912     SOLE              X
VERTEX PHARMACEUTICALS    NOTE 4.750%
 INC                      2/1         92532FAM2  58,030,700.00  58,030.70       35,000,000     SOLE              X
VERTEX PHARMACEUTICALS
 INC                      COM         92532F100 143,404,276.60 143,404.28        3,783,754     SOLE              X
VIACOM INC                CL B        92553P201  81,105,503.72  81,105.50        2,892,493     SOLE              X
VONAGE HLDGS CORP         COM         92886T201   7,494,390.72   7,494.39        5,391,648     SOLE              X
WALGREEN CO               COM         931422109 122,597,568.42 122,597.57        3,271,886     SOLE              X
WALTER ENERGY INC         COM         93317Q105 170,414,244.00 170,414.24        2,837,400     SOLE              X